Debt - 1%/12% Step-Up Senior Secured Third Lien Convertible Notes - Additional Information (Detail) - 1%/12% Step-Up Senior Secured Third Lien Convertible Notes - USD ($)
$ / shares in Units, $ in Millions
		5 Months Ended	6 Months Ended	12 Months Ended
	Dec. 03, 2015	Jun. 30, 2016	Jun. 30, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Debt instrument, maturity date		Dec. 31, 2030
Debt instrument, payment terms			Interest is computed on the basis of a 360-day year comprised of twelve 30-day months at a rate of 1% per annum for the first four years and then increasing to 12% per annum until maturity.
Interest rate per annum for the first four years		1.00%
Interest rate per annum until maturity		12.00%
Percentage of repurchase of convertible notes		101.00%
Convertible Notes Payable
Debt Instrument [Line Items]
Debt instrument estimated fair value		$ 603.1	$ 603.1
Ordinary Shares
Debt Instrument [Line Items]
Convertible notes		$ 95.60	$ 95.60
Predecessor
Debt Instrument [Line Items]
Stock issued during period, shares, new issues	4,344,959
Pre-petition secured debt claims	$ 2,500.0
Convertible notes	$ 750.0
Debt instrument, maturity date				Dec. 31, 2030
Debt instrument, payment terms				Interest is computed on the basis of a 360-day year comprised of twelve 30-day months at a rate of 1% per annum for the first four years and then increasing to 12% per annum until maturity.
Interest rate per annum for the first four years				1.00%
Interest rate per annum until maturity				12.00%
Minimum affirmative vote percentage	75.00%
Predecessor | Ordinary Shares
Debt Instrument [Line Items]
Convertible notes	$ 95.60